Non-cash transactions	12 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Non-cash transactions	Non-cash transactions
The Group engages in non-cash transactions which are not reflected in the statements of cash flows.
The Group had non-cash transactions related to the acquisition of subsidiaries through the issuance of shares and accounts payable as described in Note 22.
The Group had non-cash transactions related to the acquisition of non-controlling interest through the exchange of shares as described in Note 28.
The Group had non-cash transaction related to the SPAC Transaction as described in Note 23.
The Group reported non-cash additions to right-of-use assets and lease liabilities of R$102,668 in the year ended June 30, 2024 (R$89,895 in the year ended June 30, 2023 and R$124,740 in the year ended June 30, 2022).